Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
8. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and amounts due from related parties. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon several factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable and related parties by performing ongoing credit evaluations of these counterparties’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the six months ended June 30, 2023 and 2022, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	Six months ended June 30, 2023	Six months ended June 30, 2022
A	26%	-
B	21%	-
C	11%	-
D	-	32%
E	-	25%
F	-	22%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant time charter parties, amounted to $1,638 as of June 30, 2023.

Fair value of assets, liabilities and equity instruments classified in stockholders’ equity:

The principal financial assets of the Company consist of cash at banks, accounts receivable, trade and amounts due from related party(ies). The principal financial liabilities of the Company consist of accounts payable, trade and other, amounts due to related party(ies) and warrants’ liability.

Cash and cash equivalents, accounts receivable, amounts due from related party/(ies) and accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. The carrying value of these instruments is separately reflected in the accompanying unaudited interim consolidated balance sheets.

Warrants’ liability: Private placement warrants classified as liabilities are initially recorded at fair value on their issuance date and subsequent settlement dates (non-recurring fair value measurement) and remeasured at each balance sheet date with the offsetting adjustments recorded in “Change in fair value of warrant liability” within the consolidated statements of comprehensive income/(loss) (recurring fair value measurement). The fair value of the private placement warrants at issuance date (i.e., February 10, 2023), subsequent partial settlement dates (as set forth below) and subsequently as at June 30, 2023, has been determined through Level 2 inputs of the fair value hierarchy (Note 6(b)).

The recurring and non-recurring fair value measurements related to the warrants’ liability during the six months ended June 30, 2023, were as follows:

Recurring fair value measurement (warrants’ liability subsequent measurement date):

•	On subsequent remeasurement date as of June 30, 2023, a fair value of $409.

Non-recurring fair value measurements (warrants’ liability initial measurement and subsequent settlement dates):

•	On initial measurement date as of February 10, 2023, a fair value of $7,504;
•	At partial settlement date as of June 8, 2023, a fair value of $286;
•	At partial settlement date as of June 15, 2023, a fair value of $276;
•	At partial settlement date as of June 16, 2023, a fair value of $141; and
•	At partial settlement date as of June 20, 2023, a fair value of $58.

Equity instruments classified in stockholders’ equity:
On February 8, 2023, the Company concluded the acquisition of the M/V Melia from DSI. The non-cash consideration part of the total purchase price that was paid in the form of 13,157 shares of Series D Preferred Stock as of the vessel acquisition date, has been recorded at a fair value of $10,000 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of this transaction (Notes 3(c) and 6(e)) (non-recurring fair value measurement).

On March 7, 2023, the Company’s Board of Directors approved the award and grant of 3,332 shares of Series C Preferred Stock to executive management and non-executive directors, pursuant to the Company’s amended and restated 2021 Equity Incentive Plan. The fair value of this restricted stock award amounted to $2,679, determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of this transaction (Note 6(d)) (non-recurring fair value measurement).

The fair values of the above instruments as of the measurement dates were based on the present values of the future cash outflows derived from dividends payable under each equity instrument, assuming the instruments are held in perpetuity since conversion under fixed or variable conversion price at any time would reasonably result in lower returns for a market participant taking into consideration the Company’s market price, outstanding common stock and instruments issuable upon conversion at the measurement dates. The Company applied discount factors in the range of 12.5%-13.0%, and risk-free rates in the range of 3.0%-3.5% for the valuation of the instruments discussed above.